CONDENSED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net loss	$ (4,489)	$ (3,517)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	6	2
Exchange rate differences on cash, cash equivalents and restricted cash	3	0
Share-based compensation to employees and directors	441	430
Share-based compensation to service providers	0	206
Interest income, net	71	0
Change in:
Other current assets	(23)	384
Trade payables	(139)	76
Other accounts payable	175	(280)
Net cash used in operating activities	(3,955)	(2,699)
Cash flows from investing activities
Purchase of property and equipment	0	(3)
Purchase of short-term deposit	(1,000)	0
Proceeds from short term deposit	6,000	0
Net cash provided by investing activities	5,000	(3)
Cash flows from financing activities
Net cash provided by financing activities	0	0
Effect of Exchange rate changes on cash, cash equivalents and restricted cash	(3)	0
Change in cash, cash equivalents and restricted cash	1,042	(2,702)
Cash, cash equivalents and restricted cash at the beginning of the period	4,106	16,571
Cash, cash equivalents and restricted cash at the end of the period	5,148	13,869
Non-cash investing and financing activities
Cash and cash equivalents	5,138	13,845
Restricted cash	10	24
Total cash, cash equivalents and restricted cash	$ 5,148	$ 13,869